BORROWINGS - Bank Loan (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount, incl. accrued interest		₽ 728
Bank loan, Maturity 2021-2022
Disclosure of detailed information about borrowings [line items]
Amount, incl. accrued interest		₽ 429
Bank loan, Maturity 2021-2022 | CBR key rate
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable interest rate	3.35%	3.35%
Bank loan, Maturity 2021-2024
Disclosure of detailed information about borrowings [line items]
Amount, incl. accrued interest		₽ 299
Bank loan, Maturity 2021-2024 | CBR key rate
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable interest rate	3.80%	3.80%